SEGMENT AND GEOGRAPHICAL INFORMATION - Schedule of Segment Reporting Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) a	Dec. 31, 2023 USD ($) a	Dec. 31, 2022 USD ($) a
Segment Reporting Information [Line Items]
Sales	$ 987,929	$ 788,373	$ 577,183
Costs and Expenses	(547,582)	(528,916)	(392,297)
Depreciation, depletion and amortization	113,854	136,565	123,463
OPERATING INCOME	(364,107)	(184,696)	(135,401)
Costs related to disposition initiatives	(849)
Restructuring charges	(1,139)	0	0
Add: Non-cash cost of land and improved development	(41,368)	(29,768)	(28,374)
Gain on sale of large disposition of timberlands			(11,480)
Reconciliation of reportable segment results to consolidated income before taxes
Income from Continuing Operations Before Income Taxes	339,838	159,607	104,416
Income tax benefit	1,022	(293)	(3,112)
INCOME FROM CONTINUING OPERATIONS	340,860	159,314	101,304
Income from operations of discontinued operations, net of tax	28,123	19,181	21,487
NET INCOME	368,983	178,495	122,791
Interest rate swaps | Derivatives Designated as Cash Flow Hedges | Designated as Hedging Instrument
Reconciliation of reportable segment results to consolidated income before taxes
Gain on derivative, net	1,600
Large Disposition Of Timberlands
Segment Reporting Information [Line Items]
Gain on sale of large disposition of timberlands	(291,078)	(105,078)	(16,606)
Large Dispositions | Large Disposition Of Timberlands
Reconciliation of reportable segment results to consolidated income before taxes
Threshold for large dispositions	$ 20,000	$ 20,000	$ 20,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations
Reconciliation of reportable segment results to consolidated income before taxes
Sale of land (in acres) | a	200,000	55,000	11,000
Sale of land consideration	$ 495,000	$ 242,200	$ 30,500
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Southeast Oklahoma
Reconciliation of reportable segment results to consolidated income before taxes
Sale of land (in acres) | a	91,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Washington
Reconciliation of reportable segment results to consolidated income before taxes
Sale of land (in acres) | a	109,000
Real Estate | Large Dispositions
Segment Reporting Information [Line Items]
Depreciation, depletion and amortization		156,000	37,600
Real Estate | Large Dispositions | Large Disposition Of Timberlands
Segment Reporting Information [Line Items]
Sales	$ 495,000	242,200	30,500
Depreciation, depletion and amortization	156,000	91,100	8,300
Non-Cash Cost of Land and Improved Development	(37,600)	(43,700)	(4,600)
Operating Segments
Segment Reporting Information [Line Items]
Sales	987,929	788,373	577,183
Depreciation, depletion and amortization	268,018	225,983	130,538
Non-Cash Cost of Land and Improved Development	(78,962)	(73,458)	(32,934)
Other costs and expenses	(133,218)	(136,508)	(102,547)
OPERATING INCOME	(406,729)	(224,272)	(171,385)
Depreciation, depletion and amortization from continuing operations	112,063	134,853	122,208
Add: Non-cash cost of land and improved development	(41,368)	(29,768)	(28,374)
Add: Timber write-offs resulting from casualty events			729
Gain on sale of large disposition of timberlands			(11,480)
Reportable segment adjusted EBITDA	269,082	283,815	294,610
Operating Segments | Large Dispositions | Large Disposition Of Timberlands
Segment Reporting Information [Line Items]
OPERATING INCOME	(291,078)	(105,078)	(16,606)
Operating Segments | Cut & haul costs
Segment Reporting Information [Line Items]
Costs and Expenses	(93,042)	(114,529)	(126,708)
Operating Segments | Port / freight costs
Segment Reporting Information [Line Items]
Costs and Expenses	(7,960)	(13,623)	(13,071)
Operating Segments | Southern Timber
Segment Reporting Information [Line Items]
Sales	251,642	265,134	264,688
Depreciation, depletion and amortization	73,409	79,974	60,298
Non-Cash Cost of Land and Improved Development	0	0	0
Other costs and expenses	(46,406)	(45,968)	(36,747)
OPERATING INCOME	(77,903)	(76,335)	(96,632)
Depreciation, depletion and amortization from continuing operations	73,409	79,974	60,298
Add: Non-cash cost of land and improved development	0	0	0
Add: Timber write-offs resulting from casualty events			0
Gain on sale of large disposition of timberlands			0
Reportable segment adjusted EBITDA	151,312	156,309	156,930
Operating Segments | Southern Timber | Large Dispositions | Large Disposition Of Timberlands
Segment Reporting Information [Line Items]
OPERATING INCOME	0	0	0
Operating Segments | Southern Timber | Cut & haul costs
Segment Reporting Information [Line Items]
Costs and Expenses	(51,041)	(57,964)	(63,977)
Operating Segments | Southern Timber | Port / freight costs
Segment Reporting Information [Line Items]
Costs and Expenses	(2,883)	(4,893)	(7,034)
Operating Segments | Pacific Northwest Timber
Segment Reporting Information [Line Items]
Sales	108,019	133,276	174,487
Depreciation, depletion and amortization	31,668	36,924	48,024
Non-Cash Cost of Land and Improved Development	0	0	0
Other costs and expenses	(35,569)	(39,725)	(41,437)
OPERATING INCOME	6,296	8,668	(16,258)
Depreciation, depletion and amortization from continuing operations	31,668	36,924	48,024
Add: Non-cash cost of land and improved development	0	0	0
Add: Timber write-offs resulting from casualty events			729
Gain on sale of large disposition of timberlands			0
Reportable segment adjusted EBITDA	25,372	28,256	65,011
Operating Segments | Pacific Northwest Timber | Large Dispositions | Large Disposition Of Timberlands
Segment Reporting Information [Line Items]
OPERATING INCOME	0	0	0
Operating Segments | Pacific Northwest Timber | Cut & haul costs
Segment Reporting Information [Line Items]
Costs and Expenses	(42,001)	(56,565)	(62,731)
Operating Segments | Pacific Northwest Timber | Port / freight costs
Segment Reporting Information [Line Items]
Costs and Expenses	(5,077)	(8,730)	(6,037)
Operating Segments | Real Estate
Segment Reporting Information [Line Items]
Sales	628,268	389,963	138,008
Depreciation, depletion and amortization	162,941	109,085	22,216
Non-Cash Cost of Land and Improved Development	(78,962)	(73,458)	(32,934)
Other costs and expenses	(51,243)	(50,815)	(24,363)
OPERATING INCOME	(335,122)	(156,605)	(58,495)
Depreciation, depletion and amortization from continuing operations	6,986	17,955	13,886
Add: Non-cash cost of land and improved development	(41,368)	(29,768)	(28,374)
Add: Timber write-offs resulting from casualty events			0
Gain on sale of large disposition of timberlands			(11,480)
Reportable segment adjusted EBITDA	92,398	99,250	72,669
Operating Segments | Real Estate | Large Dispositions | Large Disposition Of Timberlands
Segment Reporting Information [Line Items]
OPERATING INCOME	(291,078)	(105,078)	(16,606)
Operating Segments | Real Estate | Cut & haul costs
Segment Reporting Information [Line Items]
Costs and Expenses	0	0	0
Operating Segments | Real Estate | Port / freight costs
Segment Reporting Information [Line Items]
Costs and Expenses	0	0	0
Corporate and other
Segment Reporting Information [Line Items]
Add: Timber write-offs resulting from casualty events			(729)
Reportable segment adjusted EBITDA	(38,843)	(37,864)	(34,729)
Corporate and other | Large Dispositions | Large Disposition Of Timberlands
Segment Reporting Information [Line Items]
OPERATING INCOME	(291,078)	(105,078)	(16,606)
Corporate And Reconciling Items
Segment Reporting Information [Line Items]
Restructuring charges	(1,139)
Reconciliation of reportable segment results to consolidated income before taxes
Interest, net and miscellaneous income	(25,544)	(43,367)	(30,537)
Non-operating income	$ 1,275	$ 18,278	$ (448)